Recently Issued Accounting Standards (Details Textual) (USD $) In Millions, unless otherwise specified	1 Months Ended
	Jun. 30, 2010 Retained Earnings [Member]	Jan. 31, 2010 Noncontrolling Interest [Member]
Recently Issued Accounting Standards (Textual) [Abstract]
New accounting pronouncement or change in accounting principle, effect of adoption, quantification	$ 9	$ 46